Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	May 31, 2025	Dec. 31, 2024		May 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Revenue
Revenue
Operating expenses
Cost of healthcare services									$ (420,812)		$ (1,215,824)
Research and development expenses			$ (261,168)	$ (2,479,627)		(2,195,161)			(5,198,329)		(9,219,595)
General and administrative fees			(361,342)	(570,663)		(669,486)			(1,930,637)		(5,220,405)
Legal and professional fees			(656,865)	(443,521)		(803,285)			(2,538,161)		(2,888,140)
Other operating income (expenses)			286,978	(67,086)		(272,609)			(1,067,690)		(261,038)
Total operating expenses			(992,397)	(3,560,897)		(3,940,541)			(11,155,629)		(18,805,002)
Other (expense) income, net
Loss on investments in marketable securities, net									(9,266)		(134,134)
Unrealized gain from fair value change of the long-term investments, net									6,431,088		6,108,872
Impairment loss of long-term investment						(1,000,000)			(77,200)		(520,821)
Interest expense, net			(73,493)	(109,168)		(146,924)			(121,145)		146,588
Loss on disposal of subsidiaries				(4,271)		703
Government subsidies						928,461			123,015		335,499
Sundry income				286,946		564			36,784		48,007
Total other (expenses) income, net			(73,493)	173,507		(217,196)			6,383,276		5,984,011
Net loss			(1,065,890)	(3,387,390)		(4,157,737)			(4,340,975)		(11,525,102)
Other comprehensive income (loss)
Exchange differences on translation of foreign operations			(247,967)	66,269		99,785			(44,430)		35,826
Other comprehensive (loss) gain			(247,967)	66,269		99,785			(44,430)		35,826
Comprehensive loss			(1,313,857)	(3,321,121)		(4,057,952)			(4,385,405)		(11,489,276)
Less: comprehensive loss attributable to non-controlling interests			(10,115)	(39,484)		(110,069)			1,516,328		1,725,542
Comprehensive loss attributable to the shareholders of Aptorum Group Limited			(1,303,742)	(3,281,637)		(4,168,021)			(2,869,077)		(9,763,734)
Operating costs and expenses
Less: net loss attributable to non-controlling interests			(10,115)	(39,484)		(110,069)			1,516,328		1,725,542
Net loss attributable to Aptorum Group Limited			$ (1,055,775)	$ (3,347,906)		$ (4,267,806)			$ (2,824,647)		$ (9,799,560)
Net loss per share attributable to Aptorum Group Limited
Net loss per share – basic (in Dollars per share)			$ (0.15)	$ (0.62)		$ (0.78)	[1]		$ (0.62)	[1]	$ (2.75)	[1]
Net loss per share – diluted (in Dollars per share)			$ (0.15)	$ (0.62)		$ (0.78)	[1]		$ (0.62)	[1]	$ (2.75)	[1]
Weighted-average shares outstanding
Weighted-average shares outstanding – basic (in Shares)			7,132,512	5,400,840		5,453,103	[1]		4,521,133	[1]	3,569,484	[1]
Weighted-average shares outstanding – diluted (in Shares)			7,132,512	5,400,840		5,453,103	[1]		4,521,133	[1]	3,569,484	[1]
Diamir Biosciences Corp
Revenue
Revenue	$ 130,355	$ 442,820			$ 631,729			$ 1,319,531
Other (expense) income, net
Other income	408,638
Interest expense, net	(57,157)	(38,839)			82,046			48,599
Total other (expenses) income, net	351,481	(38,839)			82,046			48,599
Net loss before income taxes	(584,501)	(271,631)			(725,296)			(500,002)
Income tax (benefit) expense	(174,546)	10,901			17,939			114,403
Net loss	(409,955)	(282,532)			(743,235)			(614,405)
Operating costs and expenses
Cost of service revenue	93,016
Research and development	197,029	401,208			650,591			1,156,860
General and administrative	776,292	274,404			624,388			614,074
Total operating costs and expenses	1,066,337	675,612			1,274,979			1,770,934
Loss from operations	(935,982)	$ (232,792)			$ (643,250)			$ (451,403)
Net loss attributable to Aptorum Group Limited	$ (409,955)
Net loss per share attributable to Aptorum Group Limited
Net loss per share – basic (in Dollars per share)	$ (0.09)	$ (0.06)			$ (0.17)			$ (0.14)
Net loss per share – diluted (in Dollars per share)	$ (0.09)	$ (0.06)			$ (0.17)			$ (0.14)
Weighted-average shares outstanding
Weighted-average shares outstanding – basic (in Shares)	4,440,891	4,440,891			4,440,891			4,440,891
Weighted-average shares outstanding – diluted (in Shares)	4,440,891	4,440,891			4,440,891			4,440,891
Healthcare services income
Revenue
Revenue									$ 431,378		$ 1,295,889
Service revenue | Diamir Biosciences Corp
Revenue
Revenue	$ 130,355
Grant revenue | Diamir Biosciences Corp
Revenue
Revenue		$ 442,820			$ 531,729			$ 1,319,531
Other revenue | Diamir Biosciences Corp
Revenue
Revenue					$ 100,000

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.